Debt (Details Narrative) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 13, 2024 USD ($) shares	Aug. 06, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($)	Aug. 14, 2024 shares	Oct. 18, 2023 USD ($)	Jun. 07, 2023 shares	Mar. 24, 2022 USD ($)	Dec. 07, 2021 USD ($)
Debt Instrument [Line Items]
Securities exercisable | shares		1,325,382
Fair value			$ 365		$ 365		$ 227	$ 178
Loan receivable fair value												$ 72,500
Proceeds from transfer of loan												$ 72,500
Customer ExAlt trusts loan payable, net								56,700
Loss on extinguishment of debt								8,846
Loans payable										$ 47,900
Amortization of debt discount (premium)					182	$ 99	296	(1,250)
Loss on financial instruments, net (related party of $(552) and $(67,457))			211	$ (179)	166	(1,362)	(2,242)	(104,521)
Convertible debt
Customer ExAlt Trusts [Member]
Debt Instrument [Line Items]
Derivative liabilities							1,900
Net gain on derivative liability								1,600
Loss on Issuance of Convertible Debt and Warrants to Yorkville [Member]
Debt Instrument [Line Items]
Loss on financial instruments, net (related party of $(552) and $(67,457))				$ (1,700)		$ (1,700)	$ (2,307)
Customer ExAlt Trusts [Member]
Debt Instrument [Line Items]
Alternative assets acquired													$ 352,600
Percentage allocated to payable repayment													27.80%
Yorkville Warrants [Member]
Debt Instrument [Line Items]
Warrants outstanding | shares			1,325,382		1,325,382		1,325,382
Common Class A [Member]
Debt Instrument [Line Items]
Securities exercisable | shares	662,691	1,325,382							662,691		1
Warrant exercise price | $ / shares		$ 2.63
First Closing [Member] | Yorkville Warrants [Member] | Warrant Agreement [Member]
Debt Instrument [Line Items]
Fair value			$ 1,300		$ 1,300		$ 1,300
First Closing [Member] | Yorkville Warrants [Member] | Warrant Agreement [Member] | Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input			3.0		3.0		3.0
First Closing [Member] | Yorkville Warrants [Member] | Warrant Agreement [Member] | Measurement Input, Share Price [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input			2.63		2.63		2.63
First Closing [Member] | Yorkville Warrants [Member] | Warrant Agreement [Member] | Measurement Input, Exercise Price [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input			2.63		2.63		2.63
First Closing [Member] | Yorkville Warrants [Member] | Warrant Agreement [Member] | Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input			130.2		130.2		130.2
First Closing [Member] | Yorkville Warrants [Member] | Warrant Agreement [Member] | Measurement Input, Expected Dividend Rate [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input
First Closing [Member] | Yorkville Warrants [Member] | Warrant Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input			3.58		3.58		3.58
Second Closing [Member] | Yorkville Warrants [Member] | Warrant Agreement [Member]
Debt Instrument [Line Items]
Fair value			$ 500		$ 500		$ 500
Second Closing [Member] | Yorkville Warrants [Member] | Warrant Agreement [Member] | Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input			3.0		3.0		3.0
Second Closing [Member] | Yorkville Warrants [Member] | Warrant Agreement [Member] | Measurement Input, Share Price [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input			1.29		1.29		1.29
Second Closing [Member] | Yorkville Warrants [Member] | Warrant Agreement [Member] | Measurement Input, Exercise Price [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input			2.63		2.63		2.63
Second Closing [Member] | Yorkville Warrants [Member] | Warrant Agreement [Member] | Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input			108.9		108.9		108.9
Second Closing [Member] | Yorkville Warrants [Member] | Warrant Agreement [Member] | Measurement Input, Expected Dividend Rate [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input
Second Closing [Member] | Yorkville Warrants [Member] | Warrant Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Debt instrument, measurement input			4.02		4.02		4.02
Convertible Debt [Member]
Debt Instrument [Line Items]
Conversion amount		$ 2,000
Securities exercisable | shares		1,325,382
Convertible Debt [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price | $ / shares		$ 3.018
Convertible Debt [Member] | First Closing [Member]
Debt Instrument [Line Items]
Proceeds from purchase agreement	$ 1,800	$ 1,800
Additional agree principal amount	$ 2,000
Loans Payable [Member] | Customer ExAlt Trusts [Member]
Debt Instrument [Line Items]
Interest rate								12.00%
Outstanding principal, including interest paid-in-kind										$ 50,900
Loans payable							$ 5,000
Maximum rate							21.00%
Amortization of debt discount (premium)								$ 600
Securities Purchase Agreement [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Aggregate principal amount		4,000
Conversion amount		$ 2,000
Original issue discount		10.00%
Potential interest rate of debt		0.180